Share based compensation reserve - Director and Senior Management Share Awards (Details) - Restricted shares - shares	1 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		3,178,400
Forfeitures in the period (in shares)		(54,847)
Awards vested and issued in period (in shares)		(1,861,826)
Number of other equity instruments outstanding (in shares) at end of period		1,261,727
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	173,293
New awards granted in the period (in shares)	173,293
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		1,041,953
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		(1,041,953)
Number of other equity instruments outstanding (in shares) at end of period		0
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		819,873
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		(819,873)
Number of other equity instruments outstanding (in shares) at end of period		0
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		446,575
Forfeitures in the period (in shares)		(14,785)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		431,790
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		159,561
Forfeitures in the period (in shares)		(6,866)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		152,695
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		710,438
Forfeitures in the period (in shares)		(33,196)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		677,242